SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rents received in advance	$ 4,071,095		$ 4,071,095		$ 1,819,943	$ 858,538
Advertising and marketing costs					109,220	102,845
Pays commissions to third-party	$ 1,393,128	$ 317,108	$ 2,690,298	$ 430,620	1,625,000	1,303,000
Unrecognized tax benefits					0	0
Accrued sales tax payable along with interest					$ 296,000	$ 443,000